Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Martin Currie Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MARTIN CURRIE EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in the fund’s Prospectus on page 21 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page 46 of the fund’s Prospectus and in the fund’s Statement of Additional Information (“SAI”) on page 39 under the heading “Sales Charge Waivers and Reductions for Class A and Class A2 Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

		If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class A, A2, C and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” for Class FI and IS shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements.

		Total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund pursues its objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers with substantial economic ties to one or more emerging market countries and other investments with similar economic characteristics. The material factors the subadviser considers when determining whether an issuer has substantial economic ties to an emerging market country include whether the issuer:

i.          is included in the MSCI Emerging Markets Index,

ii.         is organized or headquartered in an emerging market country, or maintains most of its assets in one or more such countries;

iii.        has a primary listing for its securities on a stock exchange of an emerging market country; or

iv.       derives a majority of its exposure (e.g. percentage of sales, income or other material factors) from one or more emerging market countries.

Emerging market countries are predominantly found currently in regions including Asia, the Indian subcontinent, South and Central America, the Middle and Near East, Eastern and Central Europe and Africa.

The fund will invest primarily in equity and equity-related securities, which may include common stocks, preferred stock, convertible bonds, other securities convertible into common stock, depositary receipts, real estate investment trusts, securities of other investment companies including, exchange-traded funds (ETFs), and synthetic foreign equity securities, including international warrants. Synthetic foreign equity securities are a type of derivative issued by a bank or other financial institution designed to replicate the economic exposure of buying an equity security directly in a particular foreign market. The fund will use synthetic foreign equity securities to obtain market exposure where direct access is not otherwise available. The fund may also enter into index futures contracts, a form of derivative contract, as a substitute for buying or selling securities, to obtain market exposure, in an attempt to enhance returns and to manage cash.

Within an emerging market country, the subadviser selects securities that it believes have favorable investment potential. For example, the fund may purchase stocks of companies with prices that reflect a value lower than that which the subadviser places on the company. The subadviser may also consider factors it believes will cause the stock price to rise. In general, the subadviser will consider, among other factors, an issuer’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may invest in companies of any size and market capitalization.

		The fund is diversified and may invest in companies domiciled in any country that the subadviser believes to be appropriate to the fund’s investment objective. Subject to the fund’s 80% investment policy, the fund may invest a substantial amount of assets (i.e. more than 25%) in issuers located in a single country or a limited number of countries, but will always be invested in or have exposure to no less than three different emerging market countries. The fund may invest in securities denominated in foreign currencies or in U.S. dollars.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less developed than those in the United States. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to a particular company, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

Market sector risk. The fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. A synthetic foreign equity security in which the fund may invest is a form of derivative instrument that may be subject to all the risks of derivatives described above.

Investment company and ETF risk. Investing in securities issued by investment companies, including ETFs and unit investment trusts, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The trading price of an ETF is expected to closely track the actual net asset value of the ETF, and the fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the fund bears directly in connection with its own operations. An ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

REIT risk. The value of real estate investment trusts (“REITs”) may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Market events risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality.

		These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leggmason.com/mutualfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (03/31/2017): 13.89 Worst Quarter (12/31/2016): (5.66)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Martin Currie Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.11%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.20%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.39%	[9]
1 year	rr_ExpenseExampleYear01	$ 708
3 years	rr_ExpenseExampleYear03	1,344
5 years	rr_ExpenseExampleYear05	2,004
10 years	rr_ExpenseExampleYear10	3,760
1 year	rr_ExpenseExampleNoRedemptionYear01	708
3 years	rr_ExpenseExampleNoRedemptionYear03	1,344
5 years	rr_ExpenseExampleNoRedemptionYear05	2,004
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,760
Martin Currie Emerging Markets Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.31%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.40%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.59%	[9]
1 year	rr_ExpenseExampleYear01	$ 727
3 years	rr_ExpenseExampleYear03	1,400
5 years	rr_ExpenseExampleYear05	2,095
10 years	rr_ExpenseExampleYear10	3,932
1 year	rr_ExpenseExampleNoRedemptionYear01	727
3 years	rr_ExpenseExampleNoRedemptionYear03	1,400
5 years	rr_ExpenseExampleNoRedemptionYear05	2,095
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,932
Martin Currie Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.11%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.95%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.14%	[9]
1 year	rr_ExpenseExampleYear01	$ 317
3 years	rr_ExpenseExampleYear03	1,038
5 years	rr_ExpenseExampleYear05	1,876
10 years	rr_ExpenseExampleYear10	4,050
1 year	rr_ExpenseExampleNoRedemptionYear01	217
3 years	rr_ExpenseExampleNoRedemptionYear03	1,038
5 years	rr_ExpenseExampleNoRedemptionYear05	1,876
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 4,050
Martin Currie Emerging Markets Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.00%	[10]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.09%	[7],[11]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.39%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 142
3 years	rr_ExpenseExampleYear03	1,391
5 years	rr_ExpenseExampleYear05	2,612
10 years	rr_ExpenseExampleYear10	5,551
1 year	rr_ExpenseExampleNoRedemptionYear01	142
3 years	rr_ExpenseExampleNoRedemptionYear03	1,391
5 years	rr_ExpenseExampleNoRedemptionYear05	2,612
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 5,551
1 year	rr_AverageAnnualReturnYear01	46.35%
Since inception	rr_AverageAnnualReturnSinceInception	12.03%
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Martin Currie Emerging Markets Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.21%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.55%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.64%	[9]
1 year	rr_ExpenseExampleYear01	$ 167
3 years	rr_ExpenseExampleYear03	912
5 years	rr_ExpenseExampleYear05	1,678
10 years	rr_ExpenseExampleYear10	3,693
1 year	rr_ExpenseExampleNoRedemptionYear01	167
3 years	rr_ExpenseExampleNoRedemptionYear03	912
5 years	rr_ExpenseExampleNoRedemptionYear05	1,678
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,693
Martin Currie Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.10%	[7],[11]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.04%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	1,361
5 years	rr_ExpenseExampleYear05	2,588
10 years	rr_ExpenseExampleYear10	5,539
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	1,361
5 years	rr_ExpenseExampleNoRedemptionYear05	2,588
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 5,539
2016	rr_AnnualReturn2016	10.64%
2017	rr_AnnualReturn2017	46.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.66%)
1 year	rr_AverageAnnualReturnYear01	46.81%
Since inception	rr_AverageAnnualReturnSinceInception	12.34%
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Martin Currie Emerging Markets Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.01%	[10]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.85%	[7],[11]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.94%	[9]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	702
5 years	rr_ExpenseExampleYear05	1,335
10 years	rr_ExpenseExampleYear10	3,038
1 year	rr_ExpenseExampleNoRedemptionYear01	96
3 years	rr_ExpenseExampleNoRedemptionYear03	702
5 years	rr_ExpenseExampleNoRedemptionYear05	1,335
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,038
1 year	rr_AverageAnnualReturnYear01	47.10%
Since inception	rr_AverageAnnualReturnSinceInception	12.60%
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Martin Currie Emerging Markets Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	46.82%
Since inception	rr_AverageAnnualReturnSinceInception	12.17%
Martin Currie Emerging Markets Fund | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.52%
Since inception	rr_AverageAnnualReturnSinceInception	9.61%
Martin Currie Emerging Markets Fund | MSCI Emerging Markets Index (Net of foreign withholding taxes) (USD) (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	37.28%
Since inception	rr_AverageAnnualReturnSinceInception	8.30%

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.
[6]	“Other expenses” for Class A, A2, C and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[7]	Total annual fund operating expenses have been restated to reflect current management fees.
[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. For the year ended September 30, 2017, amounts recaptured totaled 0.01% and 0.02% for Class FI and Class IS shares, respectively, and these amounts are excluded from “Other expenses.”
[9]	Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS as a result of acquired fund fees and expenses.
[10]	“Other expenses” for Class FI and IS shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements.
[11]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.